Borrowings	6 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
BORROWINGS

12 - BORROWINGS

As of December 31, 2024 and June 30, 2024, the short-term borrowings mainly consisted of working capital loans at with annual interest rates ranging from 3.36% to 3.85% and maturity term of twelve months. All outstanding short-term borrowings as of December 31, 2024 and June 30, 2024 were guaranteed by one of the Company’s subsidiaries in the consolidated group.